Shareholder Fees - SelectPortfoliosGroup4-FinancialsSector-ComboPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none